Organization, Business Operations and Liquidity (Details)			1 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	May 04, 2023 USD ($) $ / shares shares	Nov. 08, 2021 USD ($) $ / shares shares	Apr. 30, 2023 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	May 03, 2022 USD ($)
Organization, Business Operations and Liquidity
Condition for future business combination number of businesses minimum					1		1
Proceeds received from initial public offering, gross		$ 345,000,000
Proceeds from issuance of private placement warrants						$ 9,400,000
Aggregate amount				$ 6,900,000	$ 6,900,000		$ 6,900,000
Conversion price | $ / shares				$ 1.00	$ 1.00		$ 1.00
Condition for future business combination use of proceeds percentage					80		80
Condition for future business combination threshold percentage ownership					50		50
Net proceeds from ipo, private placement and sponsor loans					$ 351,900,000		$ 351,900,000
Purchase price, per unit | $ / shares		$ 10.00		$ 10.20	$ 10.20		$ 10.20
Obligation to redeem public shares if entity does not complete a business combination (as a percent)					100.00%		100.00%
Months to complete acquisition					18 months		18 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)					2 days		2 days
Condition for future business combination threshold net tangible assets				$ 5,000,001	$ 5,000,001		$ 5,000,001
Stockholders of number of shares who exercised their right to redeem shares | shares	30,460,066				30,460,066
Redemption price per share | $ / shares	$ 10.42
Aggregate redemption amount	$ 317,000,000
Marketable securities and cash held in Trust Account	$ 42,000,000	$ 2,089,239		42,626,002	$ 42,626,002	351,921,694	$ 356,190,233
Redemption period upon closure					10 days		10 days
Maximum allowed dissolution expenses					$ 100,000		$ 100,000
Cash				699,150	699,150	$ 1,214,555	521,149
Withdrew cash from trust account				$ 600,000	$ 1,911,013
Offering costs		18,479,829
Underwriting fees		6,900,000
Deferred underwriting fee payable		12,075,000
Other offering costs		540,576
Offering costs attributable to warrant liability recorded in accumulated deficit		$ 1,035,747
Payment for dissolution expenses							$ 100,000
Promissory Note with Related Party
Organization, Business Operations and Liquidity
Aggregate amount								$ 350,000
Maximum borrowing capacity of related party promissory note								$ 200,000
Class B common stock
Organization, Business Operations and Liquidity
Aggregate of shares | shares			999,665
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock
Organization, Business Operations and Liquidity
Sale of private placement warrants (in shares) | shares				33,550,000	33,550,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	0.0001
Warrants | Class A common stock
Organization, Business Operations and Liquidity
Purchase price, per unit | $ / shares				11.50	11.50		11.50
Initial Public Offering
Organization, Business Operations and Liquidity
Number of units issued | shares		34,500,000
Share price | $ / shares		$ 10.00
Proceeds received from initial public offering, gross		$ 345,000,000
Purchase price, per unit | $ / shares		$ 0.20		$ 10.57	$ 10.57		$ 10.31
Initial Public Offering | Class A common stock
Organization, Business Operations and Liquidity
Number of units issued | shares					34,500,000
Private Placement | Private Placement Warrants
Organization, Business Operations and Liquidity
Sale of private placement warrants (in shares) | shares		9,400,000
Price of warrant | $ / shares		$ 1.00
Proceeds from issuance of private placement warrants		$ 9,400,000
Over-allotment option
Organization, Business Operations and Liquidity
Number of units issued | shares		4,500,000
Purchase price, per unit | $ / shares		$ 10.00
Sponsor | Sponsor Loan Warrants
Organization, Business Operations and Liquidity
Aggregate amount		$ 6,900,000
Conversion price | $ / shares		$ 1.00
Sponsor | Initial Public Offering
Organization, Business Operations and Liquidity
Aggregate amount				$ 6,900,000	$ 6,900,000		$ 6,900,000
Sponsor | Private Placement | Private Placement Warrants
Organization, Business Operations and Liquidity
Sale of private placement warrants (in shares) | shares		8,260,606
CA2 Co-Investment LLC | Private Placement | Private Placement Warrants
Organization, Business Operations and Liquidity
Sale of private placement warrants (in shares) | shares		1,139,394